Share-based compensation Share option plan (Details Narrative) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 Plans	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value				¥ 339	¥ 11,609	¥ 45,236
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value				22,200
Equity Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of plans | Plans	2
Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		¥ 100	100	100	1,900
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsGrantsInPeriodEstimatedFairValueOfUnderlyingShares] | $ / shares		¥ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value					¥ 66,200
Share Option Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			¥ 37,300	¥ 70,100